CMA ARIZONA
MUNICIPAL MONEY FUND

Annual Report








March 31, 1998


MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.







CMA Arizona
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 1998, CMA Arizona Municipal Money Fund paid shareholders a net annualized yield of 3.05%.* As of March 31, 1998, the Fund's 7-day yield was 2.97%.

Economic Environment and
Investment Strategy
Arizona's consumer confidence continued to rise through 1997 calendar year-end according to a quarterly report by Valley Bank of Arizona. This confidence is supported by five consecutive years of substantial tax reductions and the most prolonged period of above-average growth in 30 years. During this time, personal income taxes were cut 28%, and the state's budget surplus, including its rainy day fund, rose to nearly $900 million. Moreover, Arizona Governor Jane Dee Hull said she favors a tax cut of at least $200 million in 1998. Although the state's economy is expected to moderate this year, state officials predict Arizona will outperform the national economy during 1998. This is because of a favorable mix of employment, especially in the state's metropolitan areas where labor markets are heavily weighted toward high-tech industries, specifically electronics and components manufacturing. For example, in a new survey focusing on the impact of high technology, Arizona entered 1998 showing solid gains in job creation and declining unemployment. Consequently, although the rate of growth is expected to subside as a result of the weakness in Southeast Asia, the overall number of manufacturing jobs is expected to be up by 2.3% in 1998. Also contributing to this outlook is the fact that the state's leading domestic trading partner is presently enjoying another solid year in terms of job growth. California's job growth, which was up 2% in 1997, is expected to increase another 2.5% in 1998. Continued growth in the Mexican economy will also be beneficial. Overall, after growth of 5.6% in 1996 and 4.3% in 1997, employment is expected to increase 3.5% in 1998 because of continued above-average population growth. In 1998, state officials project population growth of 2.7%, which translates into almost 130,000 more Arizona residents.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Throughout the fiscal year ended March 31, 1998, we maintained a relatively neutral average portfolio maturity. We significantly extended the Fund's average portfolio maturity only when the short-term tax-exempt yield curve steepened. This steepening occurred at tax time in April 1997 when cash outflows drove up yields on short-term tax exempt securities and, more prominently, in late summer 1997 when states issued their annual cash flow notes. However, for most of the fiscal year, a decrease in total fixed-rate issuance resulting from healthy state economies and continued cash inflows kept the short-term tax-exempt yield curve relatively flat. For example, yields on 90-day tax-exempt commercial paper performed on average with those on short-term tax-exempt notes maturing in six months--one year for a large part of the period. Thus, for a majority of that time, we used tax-exempt commercial paper when we wanted to pursue a more aggressive strategy.

Furthermore, during the year ended March 31, 1998, assets of tax-exempt money market funds rose by $25.6 billion, an increase of over 17%. The Fund, which began the fiscal year with an average portfolio maturity in the 30-day range, concluded the period in the 35-day range. Our strategy allowed the Fund to perform on average relative to similar Arizona tax-exempt money market funds for the year ended March 31, 1998. Finally, we continue to focus on diversification and credit quality when choosing Fund investments, and we constantly monitor the ever-changing marketplace and adapt our investment strategy when necessary.

In Conclusion
We thank you for your support of CMA Arizona Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Vice President and Portfolio Manager



April 30, 1998



OFFICERS AND TRUSTEES


Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].




Portfolio Abbreviations for CMA Arizona Municipal Money Fund

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
CP            Commercial Paper
DATES         Daily Adjustable Tax-Exempt Securities
GO            General Obligation Bonds
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
TAN           Tax Anticipation Notes
UT            Unlimited Tax
VRDN          Variable Rate Demand Notes



CMA ARIZONA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                            Issue                                                   (Note 1a)
Arizona--           $   700   Apache County, Arizona, IDA, IDR (Tucson Electric Power--Springerville
98.1%                         Project), VRDN, Series C, 3.85% due 12/15/2018 (a)                                 $   700
                     10,500   Apache County, Arizona, IDA, PCR (Tucson Electric Power), VRDN, Series A,
                              3.75% due 5/15/1998 (a)(e)                                                          10,500
                              Arizona Educational Loan Marketing Corp., Educational Loan Revenue Bonds,
                              VRDN, AMT, Series A (a):
                      5,400     3.75% due 3/01/2015 (c)                                                            5,400
                      3,200     3.75% due 12/01/2020                                                               3,200
                      2,400   Arizona Health Facilities Authority, Hospital Systems Revenue Bonds (Northern
                              Arizona Healthcare), VRDN, AMT, Series B, 3.65% due 10/01/2026 (a)(c)                2,400
                        290   Arizona Health Facilities Authority Revenue Bonds (Arizona Voluntary Hospital
                              Federation), VRDN, Series B, 3.65% due 10/01/2015 (a)(d)                               290
                      6,000   Cochise County, Arizona, Pollution Control Corp., Solid Waste Disposal
                              Revenue Bonds (Arizona Electric Power Cooperative, Inc. Project), AMT,
                              3.55% due 9/01/1998                                                                  6,000
                              Coconino County, Arizona, Pollution Control Corp., Arizona Public Service
                              Revenue Bonds, VRDN, AMT, Series A (a):
                      6,710     3.80% due 12/01/2031                                                               6,710
                     12,600     (Navajo Project), 3.80% due 10/01/2029                                            12,600
                      1,850   Coconino County, Arizona, Unified School District No. 1 (Flagstaff), TAN,
                              Series A, 4.40% due 6/30/1998                                                        1,852
                              Maricopa County, Arizona, IDA, IDR (Citizens Utility), CP:
                      1,465     3.55% due 5/12/1998                                                                1,465
                      7,500     3.60% due 7/09/1998                                                                7,500
                              Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                      6,200     (Privado Park Apartments Project), Series A, 3.80% due 12/15/2033                  6,200
                      5,200     (Vista Ventana Apartments Project), Series D, 3.80% due 12/15/2033                 5,200
                              Maricopa County, Arizona, Pollution Control Corp., PCR, CP (Southern California
                              Edison--Palo Verde Project):
                      2,300     Series D, 3.45% due 6/12/1998                                                      2,300
                      3,700     Series E, 3.50% due 4/06/1998                                                      3,700
                      1,200     Series E, 3.55% due 7/14/1998                                                      1,200
                              Maricopa County, Arizona, School District, TAN:
                      2,000     No. 06 (Washington Elementary), Series C, 4.60% due 6/30/1998                      2,004
                      1,000     No. 08 (Osborn), UT, Series A, 4.40% due 6/30/1998                                 1,001
                      3,000     No. 40 (Glendale), UT, Series B, 4.80% due 6/30/1998                               3,007
                      2,000     No. 66 (Roosevelt Elementary), Series B, 4.80% due 6/30/1998                       2,004
                      4,000   Maricopa County, Arizona, Unified High School District, No. 210 (Phoenix Project
                              of 1995), UT, Series B, 8% due 7/01/1998                                             4,040



CMA ARIZONA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)                                               (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                            Issue                                                   (Note 1a)
Arizona                       Maricopa County, Arizona, Unified School District, TAN:
(continued)         $ 5,000     No. 11 (Peoria), UT, Series A, 4.40% due 6/30/1998                              $  5,006
                      2,000     No. 41 (Gilbert), Series C, 4.60% due 6/30/1998                                    2,004
                      3,000     No. 69 (Paradise Valley), Series C, 4.60% due 6/30/1998                            3,006
                      1,000     No. 93 (Cave Creek), UT, Series A, 4.40% due 6/30/1998                             1,001
                      2,500     No. 97 (Deer Valley), UT, Series A, 4.40% due 6/30/1998                            2,503
                              Mohave County, Arizona, IDA, IDR (Citizens Utilities Co. Project), AMT:
                      5,000     CP, 3.80% due 4/07/1998                                                            5,000
                      5,400     CP, 3.60% due 5/15/1998                                                            5,400
                      2,090     VRDN, 3.75% due 5/01/2032 (a)                                                      2,090
                      4,120   Navajo County, Arizona, IDA, IDR (Citizens Utilities Co. Project), VRDN, AMT,
                              3.75% due 5/01/2032 (a)                                                              4,120
                      7,000   Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Lease
                              Revenue Bonds, VRDN, 3% due 7/01/2003 (a)                                            7,000
                      1,000   Phoenix, Arizona, GO, UT, 6.50% due 7/01/1998                                        1,007
                              Phoenix, Arizona, IDA, IDR, VRDN, AMT (a):
                      4,535     (Laich Industries Corp. Project), 3.85% due 9/01/2016                              4,535
                      1,500     Refunding (V.A.W. of America, Inc.), 3.85% due 2/01/2012                           1,500
                              Phoenix, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                      3,000     (Heather Ridge Apartments Project), AMT, Series A, 3.80% due 12/15/2037 (f)        3,000
                      8,420     (Mariners Poinnte Apartments Project), AMT, Series A, 3.95% due 10/01/2023         8,420
                      4,000     Refunding (Paradise Lakes Apartments Project), 3.85% due 7/01/2025                 4,000
                      7,770     (Sunset Ranch), COP, 3.80% due 12/01/2027                                          7,770
                      1,100   Phoenix, Arizona, VRDN, UT, Series 95-2, 3.70% due 6/01/2020 (a)                     1,100
                              Pima County, Arizona, IDA, Industrial Revenue Refunding Bonds, VRDN (a):
                      1,000     (Brush Wellman Inc., Project), 3.80% due 9/01/2009                                 1,000
                      1,650     (Tucson Retirement Center), 3.45% due 1/01/2009                                    1,650
                              Pima County, Arizona, IDA, M/F Housing Revenue Bonds, VRDN (a):
                      1,000     (Quail Ridge Apartments), AMT, Series B, 3.80% due 12/15/2033                      1,000
                      6,790     Refunding (Eastside Place Apartments), 3.75% due 5/01/2027                         6,790
                      5,000     Refunding (La Cholla Apartments Project), 3.70% due 12/01/2025                     5,000
                              Pima County, Arizona, Unified School District, UT, Series A (d):
                        500     No. 06 (Marana Project of 1997), 3.75% due 7/01/1998                                 500
                      1,000     No. 10 (Amphitheater Projects of 1994), 7% due 7/01/1998                           1,009
                      7,100   Pinal County, Arizona, IDA, Hospital Revenue Bonds (Casa Grande Regional
                              Medical Center), VRDN, 3.70% due 12/01/2022 (a)                                      7,100
                      2,700   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 3.65% due 12/01/2009 (a)                                                       2,700
                        400   Pinal County, Arizona, IDA, PCR (Newmont Mining Corp.), DATES, VRDN,
                              3.65% due 12/01/2009 (a)                                                               400
                      2,380   Santa Cruz County, Arizona, IDA, IDR (Citizens Utilities), CP, 3.55% due 5/12/1998   2,380
                      5,900   Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 3.70% due 7/01/2023 (a)              5,900
                              Yavapai County, Arizona, IDA, IDR (Citizens Utilities), CP, AMT:
                        100     3.50% due 4/07/1998                                                                  100
                      3,300     3.80% due 4/07/1998                                                                3,300
                      4,500     3.55% due 8/14/1998                                                                4,500
                      1,600   Yavapai County, Arizona, IDA, IDR, Refunding (Kachina Pointe Project), VRDN,
                              3.45% due 1/01/2009 (a)                                                              1,600


CMA ARIZONA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)                                               (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                            Issue                                                   (Note 1a)
Arizona             $   810   Yuma and La Paz Counties, Arizona, Community District, Revenue Refunding
(concluded)                   Bonds (Arizona Western College), UT, 6.20% due 7/01/1998 (b)                       $   815
                      2,000   Yuma, Arizona, IDA, IDR (Meadowcraft Inc., Project), VRDN, 3.85% due
                              11/01/2012 (a)                                                                       2,000
                      3,625   Yuma, Arizona, IDA, M/F Housing Revenue Bonds (El Encanto Apartments),
                              VRDN, Series A, 3.50% due 11/01/2008 (a)                                             3,625

Puerto Rico--                 Puerto Rico Commonwealth, Government Development Bank:
1.1%                  1,235     CP, 3.10% due 4/09/1998                                                            1,235
                      1,200     Refunding, VRDN, 3.375% due 12/01/2015 (a)(c)                                      1,200

                              Total Investments (Cost--$211,539*)--99.2%                                         211,539

                              Other Assets Less Liabilities--0.8%                                                  1,738
                                                                                                                --------
                              Net Assets--100.0%                                                                $213,277
                                                                                                                ========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at March 31, 1998.
(b)AMBAC Insured.
(c)MBIA Insured.
(d)FGIC Insured.
(e)Prerefunded.
(f)FNMA Collateralized.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA ARIZONA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
Assets:
Investments, at value (identified cost--$211,539,074) (Note 1a)                                           $  211,539,074
Cash                                                                                                              52,253
Interest receivable                                                                                            1,543,955
Prepaid registration fees and other assets (Note 1d)                                                             340,567
                                                                                                          --------------
Total assets                                                                                                 213,475,849
                                                                                                          --------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                             $       91,550
 Distributor (Note 2)                                                                            58,040          149,590
                                                                                         --------------
Accrued expenses and other liabilities                                                                            49,570
                                                                                                          --------------
Total liabilities                                                                                                199,160
                                                                                                          --------------
Net Assets                                                                                                $  213,276,689
                                                                                                          ==============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                $   21,331,822
Paid-in capital in excess of par                                                                             191,986,330
Accumulated realized capital losses--net (Note 4)                                                                (41,463)
                                                                                                          --------------
Net Assets--Equivalent to $1.00 per share based on 213,318,217 shares of
beneficial interest outstanding                                                                           $  213,276,689
                                                                                                          ==============


See Notes to Financial Statements.


CMA ARIZONA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
Investment Income (Note 1c):
Interest and amortization of premium earned                                                               $    6,619,245

Expenses:
Investment advisory fees (Note 2)                                                        $      888,435
Distribution fees (Note 2)                                                                      218,259
Registration fees (Note 1d)                                                                      58,957
Professional fees                                                                                50,484
Accounting services (Note 2)                                                                     39,972
Transfer agent fees (Note 2)                                                                     24,502
Custodian fees                                                                                   16,478
Amortization of organization expenses (Note 1d)                                                   6,503
Pricing fees                                                                                      3,394
Trustees' fees and expenses                                                                       1,289
Other                                                                                               559
                                                                                         --------------
Total expenses                                                                                                 1,308,832
                                                                                                          --------------
Investment income--net                                                                                         5,310,413
Realized Loss on Investments--Net (Note 1c)                                                                       (5,210)
                                                                                                          --------------
Net Increase in Net Assets Resulting from Operations                                                      $    5,305,203
                                                                                                          ==============


See Notes to Financial Statements.

CMA ARIZONA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 For the Year Ended
                                                                                                      March 31,
Increase (Decrease) in Net Assets:                                                             1998             1997
Operations:
Investment income--net                                                                   $    5,310,413   $    4,215,621
Realized loss on investments--net                                                                (5,210)         (29,558)
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                          5,305,203        4,186,063
                                                                                         --------------   --------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                       (5,310,413)      (4,215,621)
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends to shareholders                          (5,310,413)      (4,215,621)
                                                                                         --------------   --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                            823,452,683      811,252,304
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                        5,310,334        4,215,615
                                                                                         --------------   --------------
                                                                                            828,763,017      815,467,919
Cost of shares redeemed                                                                    (785,032,055)    (783,407,673)
                                                                                         --------------   --------------
Net increase in net assets derived from beneficial interest transactions                     43,730,962       32,060,246
                                                                                         --------------   --------------
Net Assets:
Total increase in net assets                                                                 43,725,752       32,030,688
Beginning of year                                                                           169,550,937      137,520,249
                                                                                         --------------   --------------
End of year                                                                              $  213,276,689   $  169,550,937
                                                                                         ==============   ==============

See Notes to Financial Statements.


CMA ARIZONA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                    For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                    1998          1997         1996          1995          1994
Per Share Operating Performance:
Net asset value, beginning of year                       $   1.00      $   1.00    $   1.00      $   1.00       $   1.00
                                                         --------      --------    --------      --------       --------
Investment income--net                                        .03           .03         .03           .03            .02
                                                         --------      --------    --------      --------       --------
Total from investment operations                              .03           .03         .03           .03            .02
                                                         --------      --------    --------      --------       --------
Less dividends from investment income--net                   (.03)         (.03)       (.03)         (.03)          (.02)
                                                         --------      --------    --------      --------       --------
Net asset value, end of year                             $   1.00      $   1.00    $   1.00      $   1.00       $   1.00
                                                         ========      ========    ========      ========       ========
Total Investment Return                                     3.05%         2.86%       3.35%         2.83%          1.90%
                                                         ========      ========    ========      ========       ========
Ratios to Average Net Assets:
Expenses, net of reimbursement                               .74%          .76%        .58%          .54%           .59%
                                                         ========      ========    ========      ========       ========
Expenses                                                     .74%          .76%        .77%          .85%           .98%
                                                         ========      ========    ========      ========       ========
Investment income--net                                      2.99%         2.80%       3.27%         2.84%          1.89%
                                                         ========      ========    ========      ========       ========
Supplemental Data:
Net assets, end of year (in thousands)                   $213,277      $169,551    $137,520      $103,717       $ 73,414
                                                         ========      ========    ========      ========       ========



See Notes to Financial Statements.




CMA ARIZONA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Arizona Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA ARIZONA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $41,000, of which $6,000 expires in 2004, $30,000 expires in 2005 and $5,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
CMA ARIZONA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Arizona Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 5, 1998
</AUDIT-REPORT>



IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA
Arizona Municipal Money Fund of CMA Multi-State Municipal Series
Trust during its taxable year ended March 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during its taxable year ended March 31, 1998.

Please retain this information for your records.